Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current assets
Schedule of other current assets

	As of December 31,
	2022	2023
	RMB	RMB
Value-added tax recoverable	153,654,128	139,230,233
Interest receivable	113,566,938	127,149,677
Funds receivable from third party payment service providers (1)	42,988,192	28,700,544
Content rights	5,317,278	1,359,781
Deposits for share repurchase program (2)	—	37,538,310
Others	21,477,305	14,148,698
Total	337,003,841	348,127,243
(1)	The Group opened accounts with external online payment service providers to collect funding from users.
(2)	The Group opened an account with one external broker to repurchase its shares.